STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
STOCKHOLDERS' DEFICIT
Stock option activity
	Options Outstanding	Vested	Vesting Period	Exercise Price Outstanding and Exercisable	Expiration Date
December 31, 2017	93,120	93,120	100% at issue	$0.05 to $0.22	12/31/2019
Granted	3,000,000	—	12 to 18 months	$0.10	2-28-20 to 3-20-21
December 31, 2018	3,093,120	1,954,230		$0.05 to $0.22	12-31-19 to 3-20-21
Granted	—
September 30, 2018	3,093,120	2,176,453		$0.05 to $0.22	12-31-19 to 3-20-21

	Options Outstanding	Vested	Vesting Period	Exercise Price Outstanding and Exercisable	Expiration Date
December 31, 2016	----	---	---	---	------
Granted	93,120	93,120	100% at issue	$0.05 to $0.22	12-31-19
December 31, 2017	93,120	93,120	---	$0.05 to $0.22	12-31-19
Granted	3,000,000	---	12 to 18 months	$0.10	2-28-20 to 3-20-21
December 31, 2018	3,093,120	1,954,230		$0.05 to $0.22	12-31-19 to 3-20-21

Assumptions
(1)	Dividend yield of 0%
(2)	expected annual volatility of 307% - 311%
(3)	discount rate of 2.2% to 2.3%
(4)	expected life of 2 years, and
(5)	estimated fair value of the Company’s common $0.125 to $0.155 per share.